Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2017
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2017	2016
	(in thousands)
Ireland	$109,205	$100,835
Rest of Europe	71,453	75,642
U.S.	201,615	184,090
Rest of World	49,681	39,955

Total	$431,954	$400,522
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2017	2016
	(in thousands)
Ireland	$63,968	$59,551
Rest of Europe	3,699	3,444
U.S.	10,499	10,784
Rest of World	7,492	2,231

Total	$85,658	$76,010

Distribution of Property, Plant and Equipment, Net, by Geographical Area
c) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31,	December 31,
	2017	2016
	(in thousands)
Ireland	$105,836	$105,684
Rest of Europe	5,949	6,231
U.S.	27,931	29,428
Rest of World	8,928	7,624

Total	$148,644	$148,967

Distribution of Depreciation and Amortization by Geographical Area
d) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2017	2016
	(in thousands)
Ireland	$5,972	$5,904
Rest of Europe	1,658	1,715
U.S.	5,948	6,649
Rest of World	870	852

Total	$14,448	$15,120

Distribution of Total Assets by Geographical Area
e) The distribution of total assets by geographical area was as follows:

	March 31,	December 31,
	2017	2016
	(in thousands)
Ireland	$803,421	$766,120
Rest of Europe	356,355	337,062
U.S.	628,012	651,160
Rest of World	67,427	71,501

Total	$1,855,215	$1,825,843